Concentrations and Credit Risk (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net Revenue	100.00%	100.00%	92.90%	76.80%
Accounts Receivable	0.00%		0.00%	100.00%
Customer A
Net Revenue	32.00%	63.60%	22.80%	76.80%
Accounts Receivable	0.00%		0.00%	81.10%
Customer B
Net Revenue	15.00%	36.40%	53.90%
Accounts Receivable	0.00%		0.00%
Customer C
Net Revenue	53.00%	0.00%	16.20%
Accounts Receivable	0.00%		0.00%	18.90%